OCC CASH RESERVES

                                                                January 15, 2002

DEAR SHAREHOLDER:

We are pleased to report to you on the investment activities of OCC Cash Reserves ("the Fund") for the fiscal year ended November 30, 2001. Each portfolio of the Fund has continued to meet its objective of providing safety of principal, liquidity and maximum current income through investments in high quality taxable and tax-exempt money market securities. Detailed information about each of the Fund's five portfolios is presented in the Investment Review and financial statements that follow.

The tragic events of September 11th affected everyone in this country, especially those in the financial industry. Though all investment markets were closed on September 12th, we felt that it was important to open the Fund as soon as possible. Through the efforts of OpCap Advisors and the Fund's Board of Directors, the Fund was open on Thursday, September 13th. Operations went smoothly and normal shareholder transactions took place. Many money market funds remained closed until the New York Stock Exchange and other financial markets reopened on Monday, September 17th.

Since September 11th, the Federal Reserve Open Market Committee (the "Fed") continued to lower interest rates. The eleven actions by the Fed during 2001 reduced the fed funds rate, the interest rate banks charge one another for overnight loans, from 6.5% to 1.75%, a remarkable decline of 4.75 percentage points. The current rate is the lowest since 1961. The economy has officially been in recession since March 2001, but the Fed hopes low interest rates will help the economy recover during 2002. If the measures already taken are not sufficient to spur the economy, the Fed will most likely lower interest rates further. We hope to report to you next year that the economy has recovered and short-term interest rates are providing higher returns.

We at the Fund and OpCap Advisors want to thank you for your support and look forward for the opportunity to continue to serve your money market fund needs.

                                Sincerely,

                                /s/ Stephen Treadway

                                Stephen Treadway
                                Chairman of the Board & President

[SIDENOTE]

OCC Cash Reserves
1345 Avenue of the Americas
New York, N.Y. 10105

TAXABLE:
Primary Portfolio
Government Portfolio

TAX-EXEMPT:
General Municipal Portfolio
California Municipal Portfolio
New York Municipal Portfolio

For more information or assistance with your account please call:
1-800-401-6672

INVESTMENT REVIEW

PRIMARY PORTFOLIO:

OBJECTIVE

Seeks safety of principal, liquidity and maximum current income from investments in a diversified portfolio of high-quality money market securities. The Primary Portfolio invests in: obligations of or guaranteed by, the United States Government, its agencies or instrumentalities; U.S. dollar-denominated certificates of deposit and bankers' acceptances; interest-bearing time deposits; and domestic or foreign commercial paper of prime quality and participation interests in loans of equivalent quality extended by banks to such companies.

ANNUAL REVIEW

During the fiscal year ended November 30, 2001, the daily dividends of the Primary Portfolio aggregated to 3.86%, 3.93% compounded monthly. At November 30, 2001, the seven-day compounded yield of 2.00%, was down from 5.98% at the beginning of the fiscal year. The average maturity during the year ranged from a low of 47 days to a high of 78 days and stood at 69 days on November 30, 2001.

GOVERNMENT PORTFOLIO:

OBJECTIVE

Seeks safety of principal, liquidity and maximum current income from investments in a diversified portfolio of high-quality money market securities. The Government Portfolio invests in: securities issued by the United States Government, its agencies or instrumentalities.

ANNUAL REVIEW

The Government Portfolio's daily dividend aggregated to 3.55% on an annual basis, 3.61% compounded monthly for the fiscal year ended November 30, 2001. On November 30, 2001, the seven-day compounded yield was 1.63%, down from 5.72% at November 30, 2000. The average maturity during the year ranged from 30 days to 65 days and on November 30, 2001, it was 59 days.

GENERAL MUNICIPAL PORTFOLIO:

OBJECTIVE

Seeks safety of principal, liquidity and maximum current income exempt from federal income taxes by investing in a diversified portfolio of high-grade municipal money market securities. Investments include: municipal notes, short-term municipal bonds, lease obligations and industrial development bonds.

ANNUAL REVIEW

Daily dividends of the General Municipal Portfolio aggregated to 2.03% on an annual basis, 2.05% compounded monthly during the fiscal year ended November 30, 2001. For an investor not subject to the alternative minimum tax in the top federal income tax bracket of 39.1% (for 2001), the effective compounded monthly yield was equivalent to a taxable return of 3.37%. The seven-day compounded yield on November 30, 2001 was 0.76% compared to 3.33% at the beginning of the fiscal year. The average maturity ranged from 22 days to 48 days during the year and on November 30, 2001, it was 27 days.

CALIFORNIA MUNICIPAL PORTFOLIO:

OBJECTIVE

Seeks safety of principal, liquidity and maximum current income exempt from federal and California personal income taxes by investing in a diversified portfolio of high-grade municipal money market securities. The municipal securities in which the California Municipal Portfolio invests include: municipal notes, short-term municipal bonds, lease obligations and industrial development bonds.

ANNUAL REVIEW

For the fiscal year ended November 30, 2001, daily dividends aggregated to 1.66% on an annual basis, 1.67% compounded monthly. For a person not subject to the alternative minimum tax in the top federal and California income tax brackets of

39.1% (for 2001) and 9.3%, respectively, the monthly compounded return would be equivalent to a taxable return of 3.02%. During the fiscal year ended November 30, 2001, the seven-day compounded yield decreased from 2.96% at November 30, 2000 to 0.69% at November 30, 2001. The average maturity ranged from 30 days to 52 days and stood at 35 days on November 30, 2001.

NEW YORK MUNICIPAL PORTFOLIO:

OBJECTIVE

Seeks safety of principal, liquidity and maximum current income exempt from federal, New York State and New York City income taxes by investing in a portfolio of high-grade municipal money market securities. The municipal securities in which the New York Municipal Portfolio invests include: municipal notes, short-term municipal bonds, lease obligations and industrial development bonds.

ANNUAL REVIEW

During the fiscal year ended November 30, 2001, daily dividends aggregated to 1.79% on an annual basis, 1.80% compounded monthly. This is equivalent to an effective taxable yield of 3.30% for a person not subject to the alternative minimum tax in the top federal, New York State and New York City tax brackets of 39.1% (for 2001), 6.85% and 3.83%, respectively. The seven-day compounded yield decreased from 3.18% to 0.52% during the fiscal year ended November 30, 2001. The average maturity ranged between 21 days to 51 days and on November 30, 2001, it stood at 25 days.

NOVEMBER 30, 2001
SCHEDULES OF INVESTMENTS

--------------------------------------------------------------------
PRIMARY PORTFOLIO
--------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000)                                                       VALUE
--------------------------------------------------------------------
BANK NOTES--1.6%
  $   50,000   Banc One North America
                 Chicago, Inc., 2.15%, 12/31/01
                 (amortized cost--$50,000,000)       $    50,000,000
                                                     ---------------

CERTIFICATES OF DEPOSIT--28.0%
      50,000   ABN-Amro Bank North America
                 Chicago Inc.,
                 1.87%, 2/11/02                           50,000,995
     100,000   Bank of Nova Scotia,
                 2.37%-2.38%, 12/3/01-12/11/01           100,000,166
     100,000   Banque Nationale de Paris
                 Paribas Group,
                 2.32%-3.52%, 12/10/01-12/17/01          100,000,345
      50,000   Barclay Bank plc,
                 2.07%, 2/1/02                            50,000,857
     100,000   Canadian Imperial Bank
                 of Commerce,
                 3.37%, 12/24/01                         100,000,000
      85,000   RaboBank Nederland NV,
                 2.42%-3.83%, 6/24/02-10/21/02            85,005,812
      25,000   Royal Bank of Canada,
                 5.20%, 2/20/02                           24,998,932
     100,000   Royal Bank Scotland,
                 2.38%-2.44%, 12/27/01-1/9/02            100,000,897
      75,000   Societe Generale NA,
                 2.49%-3.42%, 12/3/01-12/17/01            75,000,000
      75,000   Svenska Handelsbanken Inc.,
                 2.31%-2.36%, 11/19/02-11/26/02           75,007,233
      90,000   Toronto Dominion Bank,
                 3.41%-3.66%, 12/17/01-1/22/02            90,000,892
                                                     ---------------
TOTAL CERTIFICATES OF DEPOSIT
  (amortized cost--$850,016,129)                         850,016,129
                                                     ---------------

COMMERCIAL PAPER--51.2%
      85,000   Abbey National NA Corp.,
                 2.03%-2.22%, 12/19/01-1/29/02            84,794,803
      89,000   American Express Credit Corp.,
                 1.90%-2.00%, 12/20/01-12/26/01           88,888,328
      60,000   Banc One Financial Corp.,
                 1.97%-2.34%, 12/6/01-12/12/01            59,970,807
      70,000   Barclay US Funding Corp.,
                 1.98%-2.47%, 12/11/01- 12/27/01          69,899,806
      47,642   British Columbia (Province of),
                 1.93%-2.25%, 4/10/02-5/30/02             47,229,530
     124,380   Canadian Wheat Board,
                 1.98%-3.67%, 12/13/01-4/4/02            124,066,610
      40,000   Eksportfinans A/S,
                 2.00%, 1/15/02                           39,900,000
      50,000   General Electric Capital Corp.,
                 2.05%-3.24%, 2/25/02-3/8/02              49,659,319
      43,000   General Electric Capital Services, Inc.
                 2.05%, 2/25/02                           42,789,419
      25,000   General Motors Acceptance Corp.,
                 3.495%, 1/28/02                          24,859,229
      30,000   Glaxo Wellcome plc,
                 2.38%, 12/10/01                          29,982,150
      50,000   Goldman Sachs Group L.P.,
                 2.28%-2.48%, 1/22/02-1/28/02             49,818,611
     110,000   Halifax plc,
                 2.50%-3.57%, 12/10/01-12/24/01          109,830,707
     100,000   Morgan Stanley Dean Witter & Co.,
                 1.98%-2.10%, 12/10/01-1/7/02             99,865,193
      50,000   Queensland Treasury Corp.,
                 2.15%, 1/7/02                            49,889,514
      20,000   Rio Tinto America, Inc.,
                 2.04%, 1/14/02                           19,950,133
      97,325   Rio Tinto Ltd.
                 2.25%-2.40%, 12/5/01-1/22/02             97,161,998
     100,000   Royal Bank of Canada,
                 1.85%-3.60%, 12/10/01-2/5/02             99,847,708
      50,000   Societe Generale NA,
                 2.45%, 12/31/01                          49,897,917
      20,000   Svenska Handelsbanken, Inc.,
                 2.25%, 1/18/02                           19,940,000
      95,000   Tyco Capital Corp.,
                 2.21%-3.39%, 12/4/01-2/14/02**           94,854,446
      75,000   UBS Finance, Inc.,
                 2.15%, 12/3/01                           74,991,042
      79,119   Volkswagon of America, Inc.,
                 2.05%-3.51%, 12/3/01-1/4/02              79,052,872
      25,000   Wal Mart Stores, Inc.,
                 2.03%, 12/11/01                          24,985,903
      24,000   Wells Fargo Financial Corp.,
                 2.02%, 2/25/02                           23,884,187
                                                     ---------------
Total Commercial Paper
  (amortized cost--$1,556,010,232)                     1,556,010,232
                                                     ---------------

U.S. GOVERNMENT AGENCIES--18.7%
     345,000   Federal Home Loan Bank,
                 1.97%-4.90%, 2/7/02-11/19/02*           345,000,000
      67,795   Federal Farm Credit Bank,
                 4.19%, 5/1/02                            67,804,816
     155,000   Student Loan Marketing Association,
                 2.035%-2.205%, 12/4/01*                 155,000,000
                                                     ---------------

PRINCIPAL
AMOUNT
(000)                                                       VALUE
--------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES (CONT'D.)

Total U.S. Government Agencies
   (amortized cost--$567,804,816)                    $   567,804,816
                                                     ---------------
Total Investments
   (amortized cost--$3,023,831,177+)          99.5%    3,023,831,177

Other assets less liabilities                  0.5        15,695,947
                                             -----   ---------------
Net Assets                                   100.0%  $ 3,039,527,124
                                             =====   ===============

--------------------------------------------------------------------
GOVERNMENT PORTFOLIO
--------------------------------------------------------------------

FANNIE MAE--50.0%

  $    3,000   1.76%, 6/24/02                        $     2,969,933
       2,000   1.84%, 1/31/02                              1,993,764
       7,000   2.00%, 1/31/02                              6,976,278
      12,200   2.03%, 12/3/01-12/17/01                    12,195,309
       1,942   2.25%, 2/22/02                              1,931,926
       3,000   2.28%, 12/21/01                             2,996,200
       5,000   2.33%, 12/12/01                             4,996,440
       2,000   2.36%, 11/15/02                             1,954,242
       2,000   2.38%, 12/18/01                             1,997,752
         470   3.24%, 12/6/01                                469,789
       8,000   3.35%, 12/10/01                             7,993,300
       5,000   3.61%, 12/27/01                             4,986,964
       2,200   3.79%, 12/12/01                             2,197,452
                                                     ---------------
Total Fannie Mae
  (amortized cost--$53,659,349)                           53,659,349
                                                     ---------------

FEDERAL FARM CREDIT BANK--11.0%
       5,125   1.95%, 12/10/01-12/28/01                    5,117,626
       4,350   1.97%, 2/13/02                              4,332,385
       1,000   4.19%, 5/1/02                               1,000,145
       1,410   4.88%, 1/29/02                              1,398,723
                                                     ---------------
Total Federal Farm Credit Bank
  (amortized cost--$11,848,879)                           11,848,879
                                                     ---------------
FEDERAL HOME LOAN BANK--13.1%
       3,000   1.89%, 2/25/02                              2,986,455
       2,519   1.97%, 12/03/01-11/19/02                    2,518,828
       3,000   2.06%, 1/11/02                              2,992,962
         575   2.11%, 12/28/01                               574,090
       2,000   2.42%, 12/3/01                              1,999,731
       1,000   3.92%, 6/12/02                              1,000,000
       1,000   4.25%, 4/10/02                              1,000,000
       1,000   4.90%, 2/7/02                               1,000,000
                                                     ---------------
Total Federal Home Loan Bank
  (amortized cost--$14,072,066)                           14,072,066
                                                     ---------------

FREDDIE MAC--21.2%
       1,100   1.98%, 12/26/01                             1,098,488
       5,000   2.01%, 12/26/01                             4,993,021
         498   2.09%, 12/18/01                               497,508
       2,000   2.23%, 2/28/02                              1,988,974
       2,000   2.27%, 11/7/02                              1,956,996
       5,000   3.36%, 12/6/01                              4,997,667
       2,725   3.38%, 1/31/02                              2,709,393
       4,500   3.55%, 12/28/01                             4,488,002
                                                     ---------------
Total Freddie Mac
  (amortized cost--$22,730,049)                           22,730,049
                                                     ---------------
STUDENT LOAN MARKETING ASSOCIATION--4.7%
       2,000   2.035%, 12/4/01*                            2,000,000
       1,000   2.085%, 12/4/01*                            1,000,000
       2,000   2.205%, 12/4/01*                            2,000,000
                                                     ---------------
Total Student Loan Marketing Association
  (amortized cost--$5,000,000)                             5,000,000
                                                     ---------------
Total Investments
  (amortized cost--$107,310,343+)           100.0%       107,310,343
Other assets less liabilities                 0.0             40,675
                                            ------   ---------------
Net Assets                                  100.0%      $107,351,018
                                            ======   ===============


NOVEMBER 30, 2001
SCHEDULES OF INVESTMENTS (CONTINUED)
----------------------------------------------------------------------------
GENERAL MUNICIPAL PORTFOLIO
----------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000)                                                               VALUE
----------------------------------------------------------------------------
GENERAL MUNICIPAL BONDS & NOTES--95.5%

ALABAMA--4.6%
  $    1,100   Decatur Indl. Dev. Board,
                  Amoco Chemical Co. Proj.,
                  1.70%, 12/3/01*                            $     1,100,000
       2,800   Phenix City, EIR, Mead Corp. Proj.,
                  (LC; Toronto Dominion
                  Bank), 1.50%, 12/3/01*                           2,800,000
       1,165   Stevenson Indl. Dev. Board, EIR,
                  Mead Corp. Proj.,
                  (LC; Bank of America NA),
                  1.35%, 12/3/01*                                  1,165,000
                                                             ---------------
                                                                   5,065,000
                                                             ---------------
CALIFORNIA--9.6%
         400   Irvine Ranch WD,
                  (LC; Commerzbank AG),
                  1.20%, 12/3/01*                                    400,000
       1,200   Orange Cnty. WD, CP, Proj., B,
                  (LC; Bayerische Landesbank),
                  1.20%, 12/3/01*                                  1,200,000
         100   PCFA, SWDR,
                  Shell Oil Co., Martinez Proj.,
                  1.45%, 12/3/01*                                    100,000
       1,500   San Joaquin Cnty. TA,
                  1.70%, 12/6/01                                   1,500,000
       1,000   SCDAR,
                  John Muir/Mt. Diablo Health,
                  (AMBAC), 1.20%, 12/3/01*                         1,000,000
       1,000   State GO, 2.20%, 1/10/02                            1,000,000
       5,300   University of Calif. Rev.,
                  2.25%-2.30%, 1/14/02-2/13/02                     5,300,000
                                                             ---------------
                                                                  10,500,000
                                                             ---------------
DELAWARE--1.6%
       1,700   State EDAR,
                  Delmarva Power & Light Co. Proj.,
                  1.55%, 12/3/01*                                  1,700,000
                                                             ---------------
DISTRICT OF COLUMBIA--2.3%
       2,500   Dist. of Colombia, 1.70%, 1/8/02                    2,500,000
                                                             ---------------
FLORIDA--4.9%
       1,000   Gainesville USR,
                  1.85%, 1/14/02                                   1,000,000
       1,400   Jacksonville PAR,
                  2.55%, 1/15/02                                   1,400,000
       2,850   State Turnpike Auth. Rev., (FGIC),
                  6.35%, 7/1/22
                  (Prerefunded @ 101, 7/1/02)++                    2,931,114
                                                             ---------------
                                                                   5,331,114
                                                             ---------------
GEORGIA--5.0%
               Burke Cnty. PCR,
       1,500      Oglethorpe Power Corp.,
                  1.55%, 12/5/01*                                  1,500,000
       1,250      Ser. A, 1.65%, 2/14/02                           1,250,000
       2,700   Muni. Elec. Auth., Ser. A,
                  (LC; Morgan Guaranty Trust),
                  2.35%, 12/11/01                                  2,700,000
                                                             ---------------
                                                                   5,450,000
                                                             ---------------
ILLINOIS--7.5%
               Chicago O'Hare International Airport Rev.,
       3,100      (LC; Bayerische Landesbank),
                  1.45%, 12/5/01*                                  3,100,000
       1,100      Ser. B, (LC; Societe Generale),
                  1.60%, 12/5/01*                                  1,100,000
       3,000   Chicago WR, (LC; Bank One),
                  1.50%, 12/5/01*                                  3,000,000
       1,000   Madison Cnty. EIR, Ser. A,
                  1.70%, 12/3/01*                                  1,000,000
                                                             ---------------
                                                                   8,200,000
                                                             ---------------
INDIANA--1.8%
       2,000   Indianapolis PIB, Ser. A,
                  3.25%, 1/8/02                                    2,001,127
                                                             ---------------
KENTUCKY--2.7%
       2,000   HEL, Student Loan Corp., SLR,
                  Ser. E, (AMBAC),
                  1.55%, 12/5/01*                                  2,000,000
       1,000   Louisville & Jefferson Cnty.
                  Regional Airport, UPS Worldwide
                  Forwarding, 1.65%, 12/3/01*                      1,000,000
                                                             ---------------
                                                                   3,000,000
                                                             ---------------
LOUISIANA--1.2%
       1,300   Plaquemines Parish EIR,
                  BP Exploration & Oil,
                  1.70%, 12/3/01*                                  1,300,000
                                                             ---------------
MARYLAND--2.7%
       3,000   Health & Higher Education, Ser. C,
                  1.60%-2.35%, 12/12/01-1/11/02,                   3,000,000
                                                             ---------------

PRINCIPAL
AMOUNT
(000)                                                               VALUE
----------------------------------------------------------------------------
GENERAL MUNICIPAL BONDS & NOTES (CONT'D.)

MASSACHUSETTS--4.0%
$      1,000   Muni. Electric Co., PSSR, Ser. C,
                  (MBIA, LC; Credit Suisse),
                  1.40% 12/5/01*                             $     1,000,000
       3,400   WR Auth., Ser. A, (LC; AMBAC),
                  1.25%, 12/5/01*                                  3,400,000
                                                             ---------------
                                                                   4,400,000
                                                             ---------------
MICHIGAN--2.1%
       1,125   Delta Cnty., EIR,
                  Mead-Escanaba Paper Co.,
                  (LC; Union Bank of Switzerland AG),
                  1.50%, 12/3/01*                                  1,125,000
       1,200   University Rev., Med. Svc. Plan, Ser. A,
                  1.60%, 12/3/01*                                  1,200,000
                                                             ---------------
                                                                   2,325,000
                                                             ---------------
MISSISSIPPI--1.5%
       1,415   Hospital Equip., Ser. 97,
                  1.75%, 2/8/02                                    1,415,000
         200   Jackson Cnty. PFR, Chevron USA Inc.,
                  1.65%, 12/3/01*                                    200,000
                                                             ---------------
                                                                   1,615,000
                                                             ---------------
NEBRASKA--3.4%
               Nebhelp Inc., Student Loan Prog.,
                  (LC; SLMA),
       2,100      1.65%, 12/5/01*, Ser. A                          2,100,000
       1,600      1.65%, 12/5/01*, Ser. C                          1,600,000
                                                             ---------------
                                                                   3,700,000
                                                             ---------------
NEVADA--2.4%
       1,050   Clark Cnty. School Dist., GO, Ser. B, (FSA),
                  1.35%, 12/3/01*                                  1,050,000
       1,570   Reno HR, St. Marys Regional Med., (MBIA),
                  1.40%, 12/3/01*                                  1,570,000
                                                             ---------------
                                                                   2,620,000
                                                             ---------------
NEW YORK--13.5%
         500   Babylon IDA, OFS Equity Babylon Proj.,
                  (LC; UBS AG),
                  1.35%, 12/3/01*                                    500,000
         800   GO, Ser. B2, (MBIA),
                  1.55%, 12/3/01*                                    800,000
       1,000   LIPA, ESR,
                  Ser. 2, (LC; Bayerische Landesbank),
                  1.50%, 12/3/01*                                  1,000,000
               MTA Transit Facilities TRAN,
                  Special Obligation, Ser. B,
       2,000      1.80%, 1/30/02, (LC; AMBAC)                      2,000,000
       2,000      1.85%, 1/7/02, (LC; ABN-
                  Amro Bank NV)                                    2,000,000
       1,485   New York City HHR, Ser. F,
                  (LC; Commerzbank AG),
                  1.20%, 12/5/01*                                  1,485,000
       4,000   New York & New Jersey
                  Port Auth., Ser. B,
                  2.20%, 12/3/01                                   4,000,000
       2,000   State Housing FAR, Normandie Ct.,
                  (LC; Landesbank Hessen),
                  1.15%, 12/5/01*                                  2,000,000
       1,000   State JDA,
                  Ser. A1-A13,
                  1.35%, 12/3/01*                                  1,000,000
                                                             ---------------
                                                                  14,785,000
                                                             ---------------
NORTH CAROLINA--3.2%
       3,500   Medical Care Community HR,
                  Duke Univ. Hospital Proj., Ser. C,
                  (LC; Wachovia Bank N.A.),
                  1.65%, 12/6/01*                                  3,500,000
                                                             ---------------
NORTH DAKOTA--0.1%
         100   Grand Forks HCFR, United Hospital Oblig.
                  Group, (LC; Lasalle National Bank),
                  1.45%, 12/3/01*                                    100,000
                                                             ---------------
OREGON--1.2%
       1,270   Port Portland SOR, Horizon Air Ins. Inc.,
                  (LC; Bank of America NA),
                  1.40%, 12/3/01*                                  1,270,000
                                                             ---------------
PENNSYLVANIA--1.3%
       1,400   Philadelphia Hospital & HEA,
                  Children's Hospital of Philadelphia
                  (LC; Morgan Guaranty Trust),
                  1.60%, 12/3/01*                                  1,400,000
                                                             ---------------
SOUTH CAROLINA--0.4%
         400   Berkeley Cnty. FIR,
                  Amoco Chemical Co.,
                  1.70%, 12/3/01*                                    400,000
                                                             ---------------
TENNESSEE--2.6%
       2,800   State GO, Ser. A,
                  2.10%, 12/4/01                                   2,800,000
                                                             ---------------


NOVEMBER 30, 2001
SCHEDULES OF INVESTMENTS (CONTINUED)
----------------------------------------------------------------------------
GENERAL MUNICIPAL PORTFOLIO (CONT'D.)
----------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000)                                                               VALUE
----------------------------------------------------------------------------
GENERAL MUNICIPAL BONDS & NOTES (CONT'D.)

TEXAS--12.0%
$      1,000   Austin USR,
                  2.00%, 12/7/01                             $     1,000,000
       1,000   Brazos HEA, Ser. B-1, (LC; SLMA),
                  1.55%, 12/5/01*                                  1,000,000
         100   Brazos River Harbour Rev.,
                  Dow Chemical Co. Proj., Ser. A,
                  1.80%, 12/3/01*                                    100,000
       2,500   City of San Antonio,
                  1.75%, 1/9/02                                    2,500,000
               Gulf Coast WDA,
         400      Amoco Oil Co. Proj.,
                  1.70%, 12/3/01*                                    400,000
       1,000      ExxonMobil Co. Proj., Ser. B,
                  1.65%, 12/3/01*                                  1,000,000
       3,620   Harris Cnty. GO, Ser. C,
                  1.65%-1.95%, 1/17/02-1/30/02                     3,620,000
         360   HEA, Ser. B, (FGIC),
                  1.60%, 12/5/01*                                    360,000
         100   Lone Star Airport Improvement Auth.,
                  (LC; Royal Bank of Canada),
                  1.45%, 12/3/01*                                    100,000
         700   North Central Health Fac.,
                  Presbyterian Med. Ctr., (MBIA),
                  1.45%, 12/3/01*                                    700,000
       2,300   San Antonio Electric & Gas, Ser. A,
                  1.95%, 12/10/01                                  2,300,000
                                                             ---------------
                                                                  13,080,000
                                                             ---------------
WISCONSIN--1.8%
       2,000   Milwaukee BAN,
                  3.50%, 8/29/02                                   2,014,958
                                                             ---------------
WYOMING--2.1%
               Lincoln Cnty. PCR,
       1,300      Exxon Proj. B, 1.35%, 12/3/01*                   1,300,000
         500      Exxon Proj. C, 1.35%, 12/3/01*                     500,000
         500      Exxon Proj. D, 1.35%, 12/3/01*                     500,000
                                                             ---------------
                                                                   2,300,000
                                                             ---------------
Total Municipal Bonds & Notes
  (amortized cost--$104,357,199)                                 104,357,199
                                                             ---------------

TAX-EXEMPT COMMERCIAL PAPER--4.1%
PUERTO RICO--4.1%
       4,500   Puerto Rico Gov't Dev. Bank,
                  1.90%-2.05%, 12/5/01-12/20/01,
                  (amortized cost--$4,500,000)                     4,500,000
                                                             ---------------
Total Investments
  (amortized cost--$108,857,199+)                  99.6%         108,857,199

Other assets less liabilities                       0.4              472,087
                                                  -----      ---------------
Net Assets                                        100.0%     $   109,329,286
                                                  =====      ===============

----------------------------------------------------------------------------
CALIFORNIA MUNICIPAL PORTFOLIO
----------------------------------------------------------------------------

CALIFORNIA MUNICIPAL BONDS & NOTES--94.8%
$      1,500   Anaheim CP,
                  1993 Ref. Projs., (AMBAC),
                  1.25%, 12/5/01*                            $     1,500,000
       1,990   Eastern Municipal WD, WSR, CP,
                  Ser. B, (FGIC),
                  1.15%, 12/6/01*                                  1,990,000
       2,400   Golden Empire School FAR,
                  Kern High School Dist.,
                  Ser. A, (LC; Bank of New York),
                  1.20%, 12/5/01*                                  2,400,000
       2,800   Golden Gate Bridge HTA,
                  2.00%-2.25%, 1/14/02-2/5/02*                     2,800,000
               HFFAR, Hospital Adventist, (MBIA),
         600      1.35%, 12/3/01, Ser. A*                            600,000
         665      1.35%, 12/3/01, Ser. C*                            665,000
               Irvine Ranch WD,
       1,000      (LC; Bank of America NA),
                  1.20%, 12/3/01*                                  1,000,000
         400      (LC; Commerzbank AG),
                  1.20%, 12/3/01*                                    400,000
       1,600      (LC; Toronto Dominion Bank),
                  1.20%, 12/3/01*                                  1,600,000
       2,000   Los Angeles Cnty. Capital Asset
                  Leasing Corp.,
                  (LC; Westdeutsche Landesbank)
                  Girozentrale),
                  2.00%, 3/18/02                                   2,000,000
       4,000   Los Angeles Cnty. GO, TRAN,
                  3.50%-3.75%, 6/28/02                             4,022,748
       1,800   Los Angeles Cnty., MTA, Ser. A,
                  (LC; Landesbaken Hessen),
                  1.85%, 12/4/01                                   1,800,000

PRINCIPAL
AMOUNT
(000)                                                               VALUE
----------------------------------------------------------------------------
$      1,000   Los Angeles Cnty. WP Electric Plant,
                  (LC; Bank of America NA),
                  1.50%, 2/14/02                             $     1,000,000
               Los Angeles Cnty. WWS,
       2,000      (LC; Toronto Dominon Bank),
                  1.65%, 12/7/01                                   2,000,000
       1,000      (LC; Union Bank of Switzerland AG),
                  2.35%, 1/10/01                                   1,000,000
         100   Newport Beach Rev.,
                  Hoag Memorial Presbyterian Hospital,
                  1.20%, 12/3/01*                                    100,000
       2,400   Orange Cnty. Sanitation Dist.,
                  CP, (AMBAC),
                  1.15%, 12/6/01*                                  2,400,000
       1,900   Orange Cnty. WD, CP, Ser. B,
                  (LC; Bayerische Landesbank),
                  1.20%, 12/3/01*                                  1,900,000
       2,300   PCFA, PCR,
                  Ref. Exxon Proj.,
                  1.40%, 12/3/01*                                  2,300,000
       1,700   PCFA Res. Recovery Rev.,
                  Burney Forest Prods., Ser. A,
                  (LC; Fleet Bank, N.A.),
                  1.25%, 12/3/01*                                  1,700,000
       3,100   PCFA, SWDR, Ser.A,
                  Shell Oil Co., Martinez Proj.,
                  1.45%, 12/3/01*                                  3,100,000
       3,100   Port of Oakland,
                  (LC; Commerzbank AG),
                  1.55%-1.60%, 12/6/01-1/18/02                     3,100,000
       1,400   Rancho Mirage JT Powers FAR,
                  Ser. A, (LC; Bank of New York),
                  1.20%, 12/3/01*                                  1,400,000
       1,400   San Bernardino City, University School
                  Dist., CP, (FSA),
                  1.25%, 12/6/01*                                  1,400,000
       1,300   San Bernardino Cnty., CP,
                  Med. Ctr. Proj., (MBIA),
                  1.28%, 12/5/01*                                  1,300,000
       3,000   San Diego Cnty., CP,
                  1.50%, 12/6/01*                                  3,000,000
       1,950   San Diego Cnty., Unified Port. Dist.,
                  Ser. A, (LC; Canadian Imperial
                  Bank of Commerce),
                  1.35%-1.45%, 2/11/02-3/4/02*                     1,950,000
       3,000   San Joaquin Cnty. TA,
                  2.25%, 2/4/02                                    3,000,000
         300   Santa Ana, Health Fac. Rev.,
                  (LC; Banque Nationale de Paris
                  Paribas Group),
                  1.40%, 12/3/01*                                    300,000
               SCDA, CP,
       2,100      1.20%, 12/3/01* (MBIA)                           2,100,000
       1,000      1.65%, 12/5/01*                                  1,000,000
       1,000   School Cash Reserve,
                  Prog. Auth., Ser. A, (AMBAC),
                  4.00%, 7/3/02                                    1,007,710
         941   Southeast Res. Recovery Facs. Auth.,
                  Ser. A, (LC; Morgan Guaranty Trust),
                  1.20%, 12/5/01*                                    941,000
       2,000   State, GO,
                  2.05%, 12/3/01                                   2,000,000
       1,585   TFAR, (FSA),
                  1.35%, 12/5/01*                                  1,585,000
               University of Calif.,
         900      1.60%, 2/8/02 (Ser. B)                             900,000
         700      2.25%, 2/13/02                                     700,000
                                                             ---------------
Total California Municipal Bonds & Notes
  (amortized cost--$61,961,458)                                   61,961,458
                                                             ---------------

TAX-EXEMPT COMMERCIAL PAPER--4.6%

PUERTO RICO--4.6%
       3,000   Puerto Rico Gov't. Dev. Bank,
                  1.9%-2.00%, 12/5/01-12/13/01
                  (amortized cost--$3,000,000)                     3,000,000
                                                             ---------------

Total Investments
  (amortized cost--$64,961,458+)                   99.4%          64,961,458
Other assets less liabilities                       0.6              386,048
                                                  -----      ---------------

Net Assets                                        100.0%     $    65,347,506
                                                  =====      ===============


NOVEMBER 30, 2001
SCHEDULES OF INVESTMENTS (CONTINUED)
----------------------------------------------------------------------------
NEW YORK MUNICIPAL PORTFOLIO
----------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000)                                                               VALUE
----------------------------------------------------------------------------
NEW YORK MUNICIPAL BONDS & NOTES--93.9%
$       2,000   Babylon, IDA, (LC; Union Bank
                  of Switzerland AG),
                  1.35%, 12/3/01*                            $     2,000,000
       1,800   Great Neck North WSR, Ser. A, (FGIC),
                  1.35%, 12/5/01*                                  1,800,000
       2,000   Half Hollow Hills Central School
                  Dist., TAN,
                  3.00% 6/28/02                                    2,005,526
       1,200   LIPA ESR, Ser. 7,
                  1.20%, 12/3/01*                                  1,200,000
       2,100   LIPA ESR, Ser. 2, (LC: Bayerische
                  LandesBank),
                  1.50%, 12/3/01*                                  2,100,000
       2,500   MTA Transit Facilities TRAN,
                  Special Obligation,
                  Ser. 98-Sub. Ser. B,
                  (LC; ABN-Amro Bank NV),
                  1.80%-2.10%, 12/5/01-1/30/02                     2,500,000
       1,000   Municipal Assistance Corp., Ser. E,
                  4.70%, 7/1/02                                    1,012,176
       1,700   Nassau Cnty. IDA Fac. Rev.,
                  Cold Spring Harbor,
                  (LC; Morgan Guaranty Trust),
                  1.50%, 12/3/01*                                  1,700,000
               New York City, GO,
         200      Ser. B2, (LC; MBIA),
                  1.55%, 12/3/01*                                    200,000
         960      Ser. D, (LC; FGIC),
                  1.25%, 12/5/01*                                    960,000
       1,845      Ser. D, (LC; Morgan Guaranty Trust),
                  7.65%, 2/1/07
                  (Prerefunded @ 101.5, 2/1/02)++                  1,862,417
         800      Ser. H, (LC; MBIA),
                  1.25%, 12/3/01*                                    800,000
       2,475   New York City Health & Hospital
                  Corp. Rev., Ser. F,
                  (LC; Commerzbank AG),
                  1.20%, 12/5/01*                                  2,475,000
       1,600   New York City IDA, CFR,
                  National Audubon Society,
                  (LC; Dexia Credit),
                  1.45%, 12/3/01*                                  1,600,000
       3,100   New York City Muni., Water Fin.,
                  Ser. 5B,
                  2.25%, 1/3/02                                    3,100,000
       2,000   New York City Transitional FAR,
                  Ser. A-1,
                  1.35%, 12/5/01*                                  2,000,000
       1,300   Future Tax, Ser. B-1,
                  (LC; Morgan Guaranty Trust),
                  1.55%, 12/3/01*                                  1,300,000
               New York City Trust CRR,
       2,000      Carnegie Hall,
                  (LC; Westdeutsche Landesbank),
                  1.40%, 12/5/01*                                  2,000,000
       1,900      Soloman R. Guggenheim, Ser. B,
                  (LC; Westdeutsche Landesbank),
                  1.45%, 12/3/01*                                  1,900,000
                  State DAR,
       3,000      Memorial Sloan-Kettering
                  Cancer Center,
                  (LC; Chase Manhattan Bank),
                  1.60%, 12/3/01*                                  3,000,000
       1,600      Oxford University Press Inc.,
                  (LC; Landesbank Hessen),
                  1.25%, 12/5/01*                                  1,600,000
       1,500      Public Library, Ser. A, (MBIA),
                  2.10%, 12/5/01*                                  1,500,000
       3,700      Ser. 1997,
                  1.65%-2.30%, 1/11/02-2/8/02                      3,700,000
         500   State Environmental GO,
                  Ser. 1997A, (LC; Bayerische
                  Landesbank),
                  1.70%, 12/7/01                                     500,000
               State ERDA, PCR,
       2,650      Niagara Mohawk Power Corp. Proj.,
                  Ser. A, (LC; Toronto Dominion Bank),
                  1.50% 12/3/01*                                   2,650,000
         300      Niagara Mohawk Power Corp. Proj.,
                  Ser. B, (LC; Morgan Guaranty Trust),
                  1.55%, 12/3/01*                                    300,000
         300      Niagara Mohawk Power Corp. Proj.,
                  Ser. C, (LC; Bank One NA),
                  1.50%, 12/3/01*                                    300,000
       1,300      Rochester Electric & Gas Corp.,
                  Ser. A, (MBIA),
                  1.30%, 12/5/01*                                  1,300,000
         450      State Electric & Gas, Ser. C,
                  (LC; Morgan Guaranty Trust),
                  1.30%, 12/3/01*                                    450,000
       2,800      State Electric & Gas, Ser. D,
                  (LC; Bank One Chicago),
                  1.30%, 12/3/01*                                  2,800,000

----------------------------------------------------------------------------
NEW YORK MUNICIPAL PORTFOLIO (CONT'D.)
----------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000)                                                               VALUE
----------------------------------------------------------------------------
$      1,600   State Housing FAR, Normandie Ct.,
                  (LC; Landesbank Hessen),
                  1.15%, 12/5/01*                            $     1,600,000
               State Job Dev. Auth.,
         200      Ser A1-A42, 1.35%, 12/3/01*                        200,000
       1,185      Ser B1-B8, 1.35%, 12/3/01*                       1,185,000
       1,870      Ser. B1-B21, 1.35%, 12/3/01*                     1,870,000
               State LGAC,
       1,000      Ser. B, 6.00%, 4/1/18                            1,026,620
       2,000      Ser. E, (LC; Societe Generale &
                  Landesbank Hessen),
                  1.15%, 12/5/01*                                  2,000,000
       3,000   State PAR, Ser. 2,
                  1.75%, 2/6/02                                    3,000,000
         950   State TA, (FGIC),
                  1.55%, 12/3/01*                                    950,000
       2,000   Port Auth. of New York & New Jersey,
                  Ser. B, 1.60%, 12/4/01                           2,000,000
                                                             ---------------
Total New York Municipal Bonds & Notes
  (amortized cost--$64,446,739)                                   64,446,739
                                                             ---------------

TAX-EXEMPT COMMERCIAL PAPER--4.8%

PUERTO RICO--4.8%

       3,300   Puerto Rico Gov't. Dev. Bank,
                  1.65%-2.00%, 12/3/01-1/25/02
                  (amortized cost--$3,300,000)                     3,300,000
                                                             ---------------
Total Investments
   (amortized cost--$67,746,739+)                    98.7%        67,746,739

Other assets less liabilities                         1.3            889,088
                                                    -----    ---------------
Net Assets                                          100.0%       $68,635,827
                                                    =====    ===============

--------------------------------------------------------------------------------
+ Federal income tax basis of portfolio securities is the same as for financial reporting purposes.

++ Bonds which are pre-refunded are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date.

* Variable Rate Demand Notes. The interest rates on these instruments change on a specified date (such as a coupon date or interest payment date) and/or vary with changes in a designated base rate (such as the prime interest rate). The maturity date shown is date of next rate change and the interest rate disclosed reflects the rate in effect on November 30, 2001.

** Effective November 1, 2001, the name of this company changed from CIT Group
   Holdings, Inc. to Tyco Capital Corp.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOVEMBER 30, 2001
SCHEDULES OF INVESTMENTS (CONCLUDED)

Abbreviations:

 AMBAC         insured by American Mortgage Bond Assurance Corporation
 BAN           Bond Anticipation Notes
 CFR           Civic Facility Revenue
 CP            Certificates of Participation
 CRR           Cultural Resources Revenue
 DAR           Dormitory Authority Revenue
 EDAR          Economic Development Authority Revenue
 ERDA          Energy Research and Development Authority
 EIR           Environment Improvement Revenue
 ESR           Electric System Revenue
 FAR           Finance Authority Revenue
 FGIC          insured by Financial Guaranty Insurance Corporation
 FIR           Facility Industrial Revenue
 FSA           insured by Financial Security Assurance
 GO            General Obligation
 HCFR          Health Care Facility Revenue
 HEA           Higher Education Authority
 HEL           Higher Education Loan
 HFFAR         Health Facilities Financing Authority Revenue
 HHR           Health & Hospital Revenue
 HR            Hospital Revenue
 HTA           Highway and Thruway Authority
 IDA           Industrial Development Authority
 JDA           Job Development Authority
 LC            Letter of Credit
 LGAC          Local Government Assistance Corp.
 LIPA          Long Island Power Authority
 MBIA          insured by Municipal Bond Investors Assurance
 MTA           Metropolitan Transportation Authority
 PAR           Power Authority Revenue
 PCFA          Pollution Control Financing Authority
 PCR           Pollution Control Revenue
 PFR           Port Facility Revenue
 PIB           Public Improvement Board
 PSSR          Power Supply System Revenue
 SCDA          Statewide Communities Development Authority
 SCDAR         Statewide Communities Development Authority Revenue
 SLMA          Student Loan Marketing Association
 SLR           Student Loan Revenue
 SOR           Special Obligation Revenue
 SWDR          Solid Waste Disposal Revenue
 TA            Transit Authority
 TAN           Tax Anticipation Notes
 TFAR          Transit Finance Authority Revenue
 TRAN          Tax Revenue Anticipation Notes
 USR           Utilities System Revenue
 WD            Water District
 WDA           Waste Disposal Authority
 WP            Water and Power
 WR            Water Revenue
 WSR           Water and Sewer Revenue
 WWS           Waste Water System

                    This page was intentionally left blank.

NOVEMBER 30, 2001
STATEMENTS OF ASSETS AND LIABILITIES

                                                                              GENERAL          CALIFORNIA          NEW YORK
                                          PRIMARY         GOVERNMENT         MUNICIPAL          MUNICIPAL          MUNICIPAL
                                         PORTFOLIO         PORTFOLIO         PORTFOLIO          PORTFOLIO          PORTFOLIO
-----------------------------------   ---------------   ---------------   ---------------    ---------------    ---------------
ASSETS:
  Investments, at value
    (amortized cost --
    $3,023,831,177, $107,310,343,
    $108,857,199, $64,961,458 and
    $67,746,739, respectively)        $ 3,023,831,177   $   107,310,343   $   108,857,199    $    64,961,458    $    67,746,739
  Cash                                     10,280,059           120,859           268,947            228,996            109,345
  Receivable for investments called                --                --             5,000             32,000            700,000
  Receivable for shares sold                    4,102            30,933                --                 --                 --
  Interest receivable                      10,269,111            64,014           353,520            220,589            198,014
  Prepaid expenses and other assets           100,423            10,931            10,792              2,461              2,143
                                      ---------------   ---------------   ---------------    ---------------    ---------------
    Total Assets                        3,044,484,872       107,537,080       109,495,458         65,445,504         68,756,241
                                      ---------------   ---------------   ---------------    ---------------    ---------------
LIABILITIES:
  Investment advisory fee payable             975,451            42,308            44,623             27,114             29,125
  Distribution fee payable                    599,383            21,221            22,507             13,557             14,130
  Payable for shares redeemed                      --             1,200               200                 --             17,976
  Dividend payable                          2,437,183            71,232            35,622             19,816             15,678
  Accrued expenses                            945,731            50,101            63,220             37,511             43,505
                                      ---------------   ---------------   ---------------    ---------------    ---------------
    Total Liabilities                       4,957,748           186,062           166,172             97,998            120,414
                                      ---------------   ---------------   ---------------    ---------------    ---------------
    Net Assets                        $ 3,039,527,124   $   107,351,018   $   109,329,286    $    65,347,506    $    68,635,827
                                      ===============   ===============   ===============    ===============    ===============
COMPOSITION OF NET ASSETS:
  Par value ($0.0001 per share,
    10 billion shares
    authorized for each Portfolio)    $       303,955   $        10,737   $        10,942    $         6,536    $         6,865
  Paid-in-capital in excess of par      3,039,206,480       107,338,880       109,354,403         65,345,831         68,640,984
  Accumulated net realized gain
    (loss) on investments                      16,689             1,401           (36,059)            (4,861)           (12,022)
                                      ---------------   ---------------   ---------------    ---------------    ---------------
    Net Assets                        $ 3,039,527,124   $   107,351,018   $   109,329,286    $    65,347,506    $    68,635,827
                                      ===============   ===============   ===============    ===============    ===============
Shares outstanding                      3,039,549,604       107,371,810       109,416,776         65,358,948         68,651,047
                                      ---------------   ---------------   ---------------    ---------------    ---------------
NET ASSET VALUE PER SHARE             $          1.00   $          1.00   $          1.00    $          1.00    $          1.00
                                      ===============   ===============   ===============    ===============    ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

YEAR ENDED NOVEMBER 30, 2001
STATEMENTS OF OPERATIONS

                                                                              GENERAL          CALIFORNIA          NEW YORK
                                          PRIMARY         GOVERNMENT         MUNICIPAL          MUNICIPAL          MUNICIPAL
                                         PORTFOLIO         PORTFOLIO         PORTFOLIO          PORTFOLIO          PORTFOLIO
-----------------------------------   ---------------   ---------------   ---------------    ---------------    ---------------
INVESTMENT INCOME:
  Interest                            $   131,786,434   $     4,166,353   $     3,600,768    $     1,826,041    $     1,592,601
                                      ---------------   ---------------   ---------------    ---------------    ---------------
EXPENSES:
  Investment advisory fees                 11,531,151           468,916           588,115            352,858            290,656
  Distribution fees                         7,081,970           234,660           298,960            176,429            145,328
  Transfer agent fees                       1,612,120            39,435            59,493             24,005             69,952
  Administrative services fees              1,416,394            46,932            59,792             35,286             29,066
  Shareholder servicing fees                  554,050            17,047            23,613             15,194             14,897
  Directors' fees and expenses                227,168             8,694            10,462              6,244              5,865
  Custodian fees                              183,862            34,092            37,890             20,354             20,363
  Reports to shareholders                     155,329             4,227             5,619              3,952              3,369
  Legal fees                                   66,950             1,554             2,333              1,130              1,181
  Insurance expense                            45,656             3,273             4,128              2,742              2,541
  Audit and tax service fees                   38,738            16,545            12,651             14,489             17,936
  Registration fees                            26,412            23,649            20,456              3,101              3,103
  Miscellaneous                                64,472             3,935             4,738              3,416              3,180
                                      ---------------   ---------------   ---------------    ---------------    ---------------
    Total expenses                         23,004,272           902,959         1,128,250            659,200            607,437
    Less: investment advisory
        fees waived                                --                --                --                 --            (21,592)
      expense offset                          (19,247)           (1,966)           (4,314)            (5,899)            (4,921)
                                      ---------------   ---------------   ---------------    ---------------    ---------------
    Net expenses                           22,985,025           900,993         1,123,936            653,301            580,924
                                      ---------------   ---------------   ---------------    ---------------    ---------------
      Net investment income               108,801,409         3,265,360         2,476,832          1,172,740          1,011,677
  Net realized gain on investments             18,996             1,401                --             20,000              9,375
                                      ---------------   ---------------   ---------------    ---------------    ---------------
  Net increase in net assets
    resulting from operations         $   108,820,405   $     3,266,761   $     2,476,832    $     1,192,740    $     1,021,052
                                      ===============   ===============   ===============    ===============    ===============

SEE  ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                      ----------------------------------    ----------------------------------
                                              PRIMARY PORTFOLIO                   GOVERNMENT PORTFOLIO
                                      ----------------------------------    ----------------------------------
                                           YEAR ENDED NOVEMBER 30,               YEAR ENDED NOVEMBER 30,
                                      ----------------------------------    ----------------------------------
                                           2001               2000               2001               2000
                                      ---------------    ---------------    ---------------    ---------------
OPERATIONS:
  Net investment income               $   108,801,409    $   140,282,424    $     3,265,360    $     4,444,849
  Net realized gain (loss)
    on investments                             18,996             (2,307)             1,401                143
                                      ---------------    ---------------    ---------------    ---------------
    Net increase in net assets
      resulting from operations           108,820,405        140,280,117          3,266,761          4,444,992
                                      ---------------    ---------------    ---------------    ---------------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                  (108,801,409)      (140,282,424)        (3,265,360)        (4,444,849)
  Net realized gains                               --             (2,711)              (143)              (744)
                                      ---------------    ---------------    ---------------    ---------------
  Total dividends and distributions
    to shareholders                      (108,801,409)      (140,285,135)        (3,265,503)        (4,445,593)
                                      ---------------    ---------------    ---------------    ---------------
CAPITAL SHARE TRANSACTIONS
  (AT $1.00 PER SHARE):
  Net proceeds from the
    sale of shares                     16,629,069,610     21,397,140,757        566,016,308        400,353,709
  Reinvestment of dividends               112,099,638        138,231,799          3,353,239          4,405,731
  Cost of shares redeemed             (16,314,513,605)   (21,385,817,211)      (534,825,343)      (415,976,326)
                                      ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      net assets from capital
      share transactions                  426,655,643        149,555,345         34,544,204        (11,216,886)
                                      ---------------    ---------------    ---------------    ---------------
  Total increase (decrease) in
    net assets                            426,674,639        149,550,327         34,545,462        (11,217,487)
NET ASSETS:
  Beginning of year                     2,612,852,485      2,463,302,158         72,805,556         84,023,043
                                      ---------------    ---------------    ---------------    ---------------
  End of year                         $ 3,039,527,124    $ 2,612,852,485    $   107,351,018    $    72,805,556
                                      ===============    ===============    ===============    ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                      ----------------------------------    ----------------------------------
                                         GENERAL MUNICIPAL PORTFOLIO          CALIFORNIA MUNICIPAL PORTFOLIO
                                      ----------------------------------    ----------------------------------
                                           YEAR ENDED NOVEMBER 30,               YEAR ENDED NOVEMBER 30,
                                      ----------------------------------    ----------------------------------
                                           2001               2000               2001               2000
                                      ---------------    ---------------    ---------------    ---------------
OPERATIONS:
  Net investment income               $     2,476,832    $     3,401,315    $     1,172,740    $     1,752,645
  Net realized gain (loss)
    on investments                                 --                 --             20,000                 --
                                      ---------------    ---------------    ---------------    ---------------
    Net increase in net assets
      resulting from operations             2,476,832          3,401,315          1,192,740          1,752,645
                                      ---------------    ---------------    ---------------    ---------------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                    (2,476,832)        (3,401,315)        (1,172,740)        (1,752,645)
  Net realized gains                               --                 --                 --                 --
                                      ---------------    ---------------    ---------------    ---------------
  Total dividends and distributions
    to shareholders                        (2,476,832)        (3,401,315)        (1,172,740)        (1,752,645)
                                      ---------------    ---------------    ---------------    ---------------
CAPITAL SHARE TRANSACTIONS
  (AT $1.00 PER SHARE):
  Net proceeds from the
    sale of shares                        744,835,162        772,253,071        389,262,084        498,367,783
  Reinvestment of dividends                 2,580,278          3,368,153          1,237,730          1,719,696
  Cost of shares redeemed                (761,142,400)      (772,567,434)      (400,329,302)      (491,399,463)
                                      ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      net assets from capital
      share transactions                  (13,726,960)         3,053,790         (9,829,488)         8,688,016
                                      ---------------    ---------------    ---------------    ---------------
  Total increase (decrease) in
    net assets                            (13,726,960)         3,053,790         (9,809,488)         8,688,016
NET ASSETS:
  Beginning of year                       123,056,246        120,002,456         75,156,994         66,468,978
                                      ---------------    ---------------    ---------------    ---------------
  End of year                         $   109,329,286    $   123,056,246    $    65,347,506    $    75,156,994
                                      ===============    ===============    ===============    ===============

                                         NEW YORK MUNICIPAL PORTFOLIO
                                      ----------------------------------
                                           YEAR ENDED NOVEMBER 30,
                                      ----------------------------------
                                           2001               2000
                                      ---------------    ---------------
OPERATIONS:
  Net investment income               $     1,011,677    $     1,609,208
  Net realized gain (loss)
    on investments                              9,375                 --
                                      ---------------    ---------------
    Net increase in net assets
      resulting from operations             1,021,052          1,609,208
                                      ---------------    ---------------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                    (1,011,677)        (1,609,208)
  Net realized gains                               --                 --
                                      ---------------    ---------------
  Total dividends and distributions
    to shareholders                        (1,011,677)        (1,609,208)
                                      ---------------    ---------------
CAPITAL SHARE TRANSACTIONS
  (AT $1.00 PER SHARE):
  Net proceeds from the
    sale of shares                        250,380,912        339,427,866
  Reinvestment of dividends                 1,032,943          1,533,530
  Cost of shares redeemed                (241,402,536)      (337,626,875)
                                      ---------------    ---------------
    Net increase (decrease) in
      net assets from capital
      share transactions                   10,011,319          3,334,521
                                      ---------------    ---------------
  Total increase (decrease) in
    net assets                             10,020,694          3,334,521
NET ASSETS:
  Beginning of year                        58,615,133         55,280,612
                                      ---------------    ---------------
  End of year                         $    68,635,827    $    58,615,133
                                      ===============    ===============

NOVEMBER 30, 2001
NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

OCC Cash Reserves (the "Fund") is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Fund has five portfolios: the Primary Portfolio ("Primary"), the Government Portfolio ("Government"), the General Municipal Portfolio ("General"), the California Municipal Portfolio ("California") and the New York Municipal Portfolio ("New York")(collectively the "Portfolios"). Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. OpCap Advisors ( the "Investment Adviser") and OCC Distributors ( the "Distributor"), both subsidiaries of Oppenheimer Capital, an indirect wholly-owned subsidiary of PIMCO Advisors L.P., serve as each Portfolio's investment adviser and distributor, respectively. PIMCO Advisers L.P. is an indirect majority-owned subsidiary of Allianz A.G.

The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements:

      (a) VALUATION OF INVESTMENTS

Each Portfolio values its investments on the basis of amortized cost which approximates market value. The amortized cost method involves valuing a security at cost on the date of purchase and thereafter assuming a constant dollar amortization to maturity of the difference between the principal amount due at maturity and the initial cost of the security. The use of amortized cost is subject to compliance with the Portfolio's amortized cost procedures and certain conditions under Rule 2a-7 of the 1940 Act.

      (b) FEDERAL INCOME TAXES

Each Portfolio intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distributes substantially all of its taxable and non-taxable income to its shareholders; accordingly, no federal income tax provision is required.

      (c) SECURITIES TRANSACTIONS AND OTHER INCOME

Securities transactions are accounted for on the trade date. The cost of securities sold is determined on the identified cost basis. Interest income is accrued as earned. Premiums are amortized and discounts are accreted to interest income over the lives of the respective securities.

      (d) DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are declared and paid at least annually.

      (e) EXPENSE ALLOCATION

Expenses specifically identifiable to a particular Portfolio are borne by that Portfolio. Other expenses are allocated to each Portfolio based on its net assets in relation to the total net assets of all applicable Portfolios or another reasonable basis.

      (f) EXPENSE OFFSET

The Portfolios benefit from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolios.

      (g) DIRECTORS' RETIREMENT PLAN

The Fund's Directors have adopted a Retirement Plan (the "Plan") . The Plan provides for payments upon retirement to independent directors based upon the average annual compensation paid to them during their five highest paid years of service. An independent director must serve for a minimum of seven years (or such lesser period as may be approved by the board) to become eligible to receive benefits. The payable at November 30, 2001 for Primary, Government, General, California and New York was $229,688, $8,798, $11,697, $6,422 and $5,808, respectively, in connection with the Plan. For the year ended November 30, 2001, Primary, Government, General, California and New York accrued $82,413, $2,555, $3,253, $2,208 and $1,650, respectively, with respect to the Plan.

2.  INVESTMENT ADVISORY FEE AND DISTRIBUTION FEE

(a) Under the Investment Advisory Agreement, each Portfolio pays the Investment Adviser a monthly investment advisory fee at the annual rate of 0.50% on the first $100 million of average daily net assets, 0.45% on the next $200 million of average daily net assets, and 0.40% on average daily net assets in excess of $300 million. The Investment Adviser is contractually obligated to waive its fees and/or reimburse operating expenses to the extent total operating expenses of a Portfolio exceeds 1.00% of its average daily net assets (net of any expense offset) for any fiscal year.

(b) Under the Distribution Assistance and Administrative Services Plan, each Portfolio pays the Distributor a monthly fee at an annual rate of 0.25% of its average daily net assets and the Distributor uses such amounts in its entirety for payments to broker-dealers, banks and other financial intermediaries for distribution assistance provided to the Portfolios.

3.  FINANCIAL INSTRUMENTS AND ASSOCIATED RISKS

Each Portfolio invests in issues with a remaining maturity of thirteen months or less that are rated high quality by a nationally recognized statistical rating organization or, if not rated, are judged by the Investment Adviser to be of comparable quality. Primary maintains portfolio diversification to reduce investment risk by not investing more than 25% of its total assets in securities of issuers conducting their principal business activities in any one industry, except that under normal circumstances at least 25% of its total assets will be invested in bank obligations. At November 30, 2001, major industry concentrations were: Banking--45.9%, U.S. Government Agency--18.7%, Finance--10.1%, Sovereign--8.6% and Brokerage--4.9%. Government's portfolio is concentrated in issues of, or guaranteed by, the U.S. Government and/or its agencies. General maintains a diversified portfolio of short-term obligations issued by states, territories and possessions of the United States, the District of Columbia and their political subdivisions and duly constituted authorities. California and New York maintain portfolios of short-term obligations issued by the States of California and New York, respectively, and their political subdivisions. In accordance with Rule 2a-7 of the 1940 Act, as amended, single state funds are required to be diversified with respect to 75% of their total assets. Accordingly, California and New York, maintain diversified portfolios with respect to 75% of their total assets. The Fund is subject to the risk of the credit quality of the issuers of the debt securities held by the Fund. An issuers' ability to meet their obligations may be affected by economic and political developments in a specific state, region or industry. Certain short-term debt obligations held by the Portfolios may be entitled to the benefit of standby letters of credit or other guarantees of banks or other financial institutions.

From time to time, the Fund may have a concentration of shareholders holding a significant percentage of shares outstanding of the respective Portfolios. Investment activities of these shareholders could have a material impact on the Portfolios.

4.  CAPITAL LOSS CARRYFORWARD

At November 30, 2001, accumulated net realized capital loss carryforwards available as a reduction against future net realized capital gains for federal income tax purposes were: General--$36,059, of which $33,497 will expire in 2003, $1,853 will expire in 2005 and $709 will expire in 2006; California--$4,861, of which $4,268 will expire in 2004 and $593 will expire in 2005; New York --$12,022 of which $11,228 will expire in 2003 and $794 will expire in 2005. To the extent that these capital loss carryforwards are used to offset future net realized capital gains, the gains offset will not be distributed to shareholders. General had $299 of capital loss carryforwards expire on November 30, 2001. This amount has been reclassified to additional paid-in-capital to reflect the federal tax basis of available accumulated capital loss carry forward. During the fiscal year ended November 30, 2001, Primary, California and New York utilized $2,307, $20,000 and $9,375, respectively, of capital loss carryforwards from prior years.

5. SUBSEQUENT EVENT - NEW YORK MUNICIPAL PORTFOLIO, VOLUNTARY WAIVER OF INVESTMENT ADVISORY FEES

On December 7, 2001, the Investment Adviser filed a supplement to the Fund's prospectus dated March 30, 2001 indicating that in addition to the contractual fee waiver that is in effect, the Investment Adviser intends to waive 25 basis points (.25% of average daily net assets) from its investment advisory fee for the New York Municipal Portfolio. This waiver may be terminated by the Investment Adviser at any time without notice. When the voluntary fee waiver is in effect, the yield on the Portfolio will be higher than it would have been in the absence of the waiver.

FINANCIAL HIGHLIGHTS   FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                              INCOME FROM
                                                               OPERATIONS
                                                  ------------------------------------
                                      NET ASSET                   NET
                                        VALUE,       NET        REALIZED       TOTAL
                                      BEGINNING  INVESTMENT   GAIN (LOSS)   INCOME FROM
                                       OF YEAR     INCOME    ON INVESTMENTS OPERATIONS
PRIMARY PORTFOLIO:
YEAR ENDED:  NOVEMBER 30, 2001         $1.00        $0.04       $0.00        $0.04
             NOVEMBER 30, 2000          1.00         0.06       (0.00)        0.06
             NOVEMBER 30, 1999          1.00         0.04        0.00         0.04
             NOVEMBER 30, 1998          1.00         0.05        0.00         0.05
             NOVEMBER 30, 1997          1.00         0.05       (0.00)        0.05

GOVERNMENT PORTFOLIO
YEAR ENDED:  NOVEMBER 30, 2001         $1.00        $0.04       $0.00        $0.04
             NOVEMBER 30, 2000          1.00         0.05        0.00         0.05
             NOVEMBER 30, 1999          1.00         0.04        0.00         0.04
             NOVEMBER 30, 1998          1.00         0.05        0.00         0.05
             NOVEMBER 30, 1997          1.00         0.05        0.00         0.05

GENERAL MUNICIPAL PORTFOLIO:
YEAR ENDED:  NOVEMBER 30, 2001         $1.00        $0.02          --        $0.02
             NOVEMBER 30, 2000          1.00         0.03      (0.00)         0.03
             NOVEMBER 30, 1999          1.00         0.02      (0.00)         0.02
             NOVEMBER 30, 1998          1.00         0.03      (0.00)         0.03
             NOVEMBER 30, 1997          1.00         0.03      (0.00)         0.03

CALIFORNIA MUNICIPAL PORTFOLIO:
YEAR ENDED:  NOVEMBER 30, 2001         $1.00        $0.02          --        $0.02
             NOVEMBER 30, 2000          1.00         0.03          --         0.03
             NOVEMBER 30, 1999          1.00         0.02          --         0.02
             NOVEMBER 30, 1998          1.00         0.02          --         0.02
             NOVEMBER 30, 1997          1.00         0.03     $(0.00)         0.03

NEW YORK MUNICIPAL PORTFOLIO:
YEAR ENDED:  NOVEMBER 30, 2001         $1.00        $0.02       $0.00        $0.02
             NOVEMBER 30, 2000          1.00         0.03        0.00         0.03
             NOVEMBER 30, 1999          1.00         0.02        0.00         0.02
             NOVEMBER 30, 1998          1.00         0.03          --         0.03
             NOVEMBER 30, 1997          1.00         0.03      (0.00)         0.03


                                                      DIVIDENDS
                                                   AND DISTRIBUTIONS
                                   --------------------------------------------------
                                    DIVIDENDS TO
                                    SHAREHOLDERS     DISTRIBUTIONS     TOTAL DIVIDENDS     NET ASSET               NET ASSETS,
                                      FROM NET      TO SHAREHOLDERS   AND DISTRIBUTIONS      VALUE,                   END OF
                                     INVESTMENT         FROM NET             TO              END OF      TOTAL         YEAR
                                       INCOME        REALIZED GAINS     SHAREHOLDERS          YEAR      RETURN(1)   (MILLIONS)
PRIMARY PORTFOLIO:
YEAR ENDED:  NOVEMBER 30, 2001         $(0.04)               --             $(0.04)           $1.00      3.93%       $3,039.5
             NOVEMBER 30, 2000          (0.06)           $(0.00)             (0.06)            1.00      5.64%        2,612.9
             NOVEMBER 30, 1999          (0.04)               --              (0.04)            1.00      4.41%        2,463.3
             NOVEMBER 30, 1998          (0.05)               --              (0.05)            1.00      4.90%        2,572.4
             NOVEMBER 30, 1997          (0.05)               --              (0.05)            1.00      4.85%        2,166.6

GOVERNMENT PORTFOLIO
YEAR ENDED:  NOVEMBER 30, 2001         $(0.04)           $(0.00)            $(0.04)           $1.00      3.61%         $107.4
             NOVEMBER 30, 2000          (0.05)            (0.00)             (0.05)            1.00      5.34%           72.8
             NOVEMBER 30, 1999          (0.04)               --              (0.04)            1.00      4.17%           84.0
             NOVEMBER 30, 1998          (0.05)               --              (0.05)            1.00      4.63%          112.1
             NOVEMBER 30, 1997          (0.05)               --              (0.05)            1.00      4.60%          100.0

GENERAL MUNICIPAL PORTFOLIO:
YEAR ENDED:  NOVEMBER 30, 2001         $(0.02)               --             $(0.02)           $1.00      2.05%         $109.3
             NOVEMBER 30, 2000          (0.03)               --              (0.03)            1.00      3.06%          123.1
             NOVEMBER 30, 1999          (0.02)               --              (0.02)            1.00      2.29%          120.0
             NOVEMBER 30, 1998          (0.03)               --              (0.03)            1.00      2.66%          171.8
             NOVEMBER 30, 1997          (0.03)               --              (0.03)            1.00      2.74%          137.0

CALIFORNIA MUNICIPAL PORTFOLIO:
YEAR ENDED:  NOVEMBER 30, 2001         $(0.02)               --             $(0.02)           $1.00      1.67%          $65.3
             NOVEMBER 30, 2000          (0.03)               --              (0.03)            1.00      2.58%           75.2
             NOVEMBER 30, 1999          (0.02)               --              (0.02)            1.00      2.06%           66.5
             NOVEMBER 30, 1998          (0.02)               --              (0.02)            1.00      2.39%           70.4
             NOVEMBER 30, 1997          (0.03)               --              (0.03)            1.00      2.68%           55.7

NEW YORK MUNICIPAL PORTFOLIO:
YEAR ENDED:  NOVEMBER 30, 2001         $(0.02)               --             $(0.02)           $1.00      1.80%          $68.6
             NOVEMBER 30, 2000          (0.03)               --              (0.03)            1.00      2.94%           58.6
             NOVEMBER 30, 1999          (0.02)               --              (0.02)            1.00      2.16%           55.3
             NOVEMBER 30, 1998          (0.03)               --              (0.03)            1.00      2.50%           84.1
             NOVEMBER 30, 1997          (0.03)               --              (0.03)            1.00      2.66%           73.2


                                             RATIOS TO
                                              AVERAGE
                                             NET ASSETS
                                      -------------------------
                                                        NET
                                                     INVESTMENT
                                      EXPENSES(2)      INCOME
PRIMARY PORTFOLIO:
YEAR ENDED:  NOVEMBER 30, 2001           0.81%          3.84%
             NOVEMBER 30, 2000           0.82%          5.49%
             NOVEMBER 30, 1999           0.82%          4.32%
             NOVEMBER 30, 1998           0.83%          4.78%
             NOVEMBER 30, 1997           0.85%          4.75%

GOVERNMENT PORTFOLIO
YEAR ENDED:  NOVEMBER 30, 2001           0.96%          3.48%
             NOVEMBER 30, 2000           0.99%          5.21%
             NOVEMBER 30, 1999           0.95%          4.09%
             NOVEMBER 30, 1998           0.98%(3)       4.53%(3)
             NOVEMBER 30, 1997           0.98%(3)       4.51%(3)

GENERAL MUNICIPAL PORTFOLIO:
YEAR ENDED:  NOVEMBER 30, 2001           0.94%          2.07%
             NOVEMBER 30, 2000           0.97%          3.00%
             NOVEMBER 30, 1999           0.93%          2.26%
             NOVEMBER 30, 1998           0.92%          2.62%
             NOVEMBER 30, 1997           0.96%          2.70%

CALIFORNIA MUNICIPAL PORTFOLIO:
YEAR ENDED:  NOVEMBER 30, 2001           0.93%          1.66%
             NOVEMBER 30, 2000           0.94%          2.56%
             NOVEMBER 30, 1999           0.91%          2.03%
             NOVEMBER 30, 1998           0.95%          2.36%
             NOVEMBER 30, 1997           0.90%(4)       2.64%(4)

NEW YORK MUNICIPAL PORTFOLIO:
YEAR ENDED:  NOVEMBER 30, 2001           1.01%(5)       1.74%(5)
             NOVEMBER 30, 2000           1.01%(5)       2.89%(5)
             NOVEMBER 30, 1999           0.96%          2.11%
             NOVEMBER 30, 1998           0.98%          2.46%
             NOVEMBER 30, 1997           0.98%(5)       2.63%(5)

----------------------------------------
(1)  ASSUMES REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS.

(2) INCLUSIVE OF EXPENSES OFFSET BY EARNINGS CREDITS (SEE NOTE 1f IN NOTES TO FINANCIAL STATEMENTS).

(3) DURING THE FISCAL YEARS INDICATED ABOVE, THE INVESTMENT ADVISER WAIVED A PORTION OF ITS FEES. IF SUCH WAIVERS HAD NOT BEEN IN EFFECT, THE RATIOS OF EXPENSES TO AVERAGE NET ASSETS AND THE RATIOS OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE BEEN 0.99% AND 4.52%, RESPECTIVELY, FOR THE YEAR ENDED NOVEMBER 30, 1998 AND 0.99% AND 4.50%, RESPECTIVELY, FOR THE YEAR ENDED NOVEMBER 30, 1997.

(4) DURING THE FISCAL YEAR ENDED NOVEMBER 30, 1997, THE INVESTMENT ADVISER WAIVED A PORTION OF ITS FEE. IF SUCH WAIVER HAD NOT BEEN IN EFFECT, THE RATIO OF EXPENSES TO AVERAGE NET ASSETS AND THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE BEEN 0.96% AND 2.58%, RESPECTIVELY.

(5) DURING THE FISCAL YEARS INDICATED ABOVE, THE INVESTMENT ADVISER WAIVED A PORTION OF ITS FEES. IF SUCH WAIVERS HAD NOT BEEN IN EFFECT, THE RATIOS OF EXPENSES TO AVERAGE NET ASSETS AND THE RATIOS OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE BEEN 1.04% AND 1.70% RESPECTIVELY, FOR THE YEAR ENDED NOVEMBER 30, 2001, 1.03% AND 2.86%, RESPECTIVELY, FOR THE YEAR ENDED NOVEMBER 30, 2000, AND 0.99% AND 2.62%, RESPECTIVELY, FOR THE YEAR ENDED NOVEMBER 30, 1997.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Directors of OCC Cash Reserves, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Primary Portfolio, Government Portfolio, General Municipal Portfolio, California Municipal Portfolio and New York Municipal Portfolio (constituting OCC Cash Reserves, Inc., hereafter referred to as the "Fund") at November 30, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
January 11, 2002

                    This page was intentionally left blank.

[LOGO] OCC CASH RESERVES

DIRECTORS AND OFFICERS

STEPHEN J. TREADWAY        DIRECTOR, CHAIRMAN OF THE BOARD
                             & PRESIDENT
JOSEPH M. LA MOTTA         CHAIRMAN EMERITUS
V. LEE BARNES              DIRECTOR
PAUL Y. CLINTON            DIRECTOR
THOMAS W. COURTNEY         DIRECTOR
LACY B. HERRMANN           DIRECTOR
THEODORE T. MASON          DIRECTOR
WILLIAM P. MCDANIEL        EXECUTIVE VICE PRESIDENT
BRIAN S. SHLISSEL          EXECUTIVE VICE PRESIDENT
                             & TREASURER
MATTHEW GREENWALD          VICE PRESIDENT
BENJAMIN D. GUTSTEIN       VICE PRESIDENT
MICHAEL B. ZUCKERMAN       SECRETARY

INVESTMENT ADVISER
OPCAP ADVISORS
1345 AVENUE OF THE AMERICAS
NEW YORK, NY 10105

DISTRIBUTOR
OCC DISTRIBUTORS
1345 AVENUE OF THE AMERICAS
NEW YORK, NY 10105

CUSTODIAN, TRANSFER AND
SHAREHOLDER SERVICING AGENT
STATE STREET BANK AND TRUST COMPANY
P.O. BOX 8505
BOSTON, MA 02266

TABLE OF CONTENTS

PRESIDENT'S LETTER                                1

INVESTMENT REVIEW                                 2

SCHEDULES OF INVESTMENTS                          4

STATEMENTS OF ASSETS AND LIABILITIES             14

STATEMENTS OF OPERATIONS                         15

STATEMENTS OF CHANGES IN NET ASSETS              16

NOTES TO FINANCIAL STATEMENTS                    18

FINANCIAL HIGHLIGHTS                             20

REPORT OF INDEPENDENT ACCOUNTANTS                21

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A COPY OF THE PROSPECTUS.

[LOGO] OCC CASH RESERVES

-  Primary Portfolio
-  Government Portfolio
-  General Municipal Portfolio
-  California Municipal Portfolio
-  New York Municipal Portfolio

ANNUAL REPORT

November 30, 2001

MANAGED BY

[LOGO] - OPCAP ADVISORS